REPORTING SEGMENT (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($) segment
Segment Reporting [Abstract]
Number of operating segments | segment	1	1
Number of reportable segments, not disclosed flag	operating segment
Segment Reporting Information [Line Items]
Revenues	$ 184	$ 160
Gross loss	(14,320)	(1,295)
Impairment of long-lived assets	20,080	0
Total operating expenses	61,645	37,522
Operating loss	(75,965)	(38,817)
Income from warrants remeasurement	38,539	1,880
Financial income, net	11,289	2,261
Net loss before income tax	(26,137)	(34,676)
Taxes on income (tax benefit)	(1,823)	1,294
Net loss	(24,314)	(35,970)
Reportable Segment
Segment Reporting Information [Line Items]
Revenues	184	160
Cost of revenues non-recurring costs	13,390	0
Cost of revenues	1,114	1,455
Gross loss	(14,320)	(1,295)
Research and development employee labor costs (excluding share based compensation expenses)	11,135	11,665
Other research and development expenses	16,064	14,932
Research and development share based compensation expenses	1,390	2,521
Research and development non-recurring expenses	1,451	(5,697)
Selling, general and administrative employee labor costs (excluding share based compensation expenses)	4,591	5,438
Other selling, general and administrative expenses	5,116	5,546
Selling, general and administrative share based compensation expenses	1,383	3,117
Selling, general and administrative non-recurring expenses	435	0
Impairment of long-lived assets	20,080	0
Total operating expenses	61,645	37,522
Operating loss	(75,965)	(38,817)
Income from warrants remeasurement	38,539	1,880
Financial income, net	11,289	2,261
Net loss before income tax	(26,137)	(34,676)
Taxes on income (tax benefit)	(1,823)	1,294
Net loss	$ (24,314)	$ (35,970)